INTANGIBLE ASSETS AND GOODWILL INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 30, 2018
Intangible assets [Abstract]
Disclosure of detailed information about intangible assets
Intangible assets with finite lives are amortized on a straight-line basis over the following estimated useful-lives:

Asset	Useful life
Customer contracts and customer relationships	7 to 20 years
License agreements	3 to 10 years
Computer software	4 to 7 years
Trademarks with a finite life	5 years
Non-compete agreements	2 years
Intangible assets:

2018	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Non-compete agreements	Total

Cost
Balance, December 31, 2017	$224,489	$226,172	$59,498	$49,771	$1,880	$561,810
Additions	—	—	10,102	9,363	—	19,465
Disposals	—	—	—	(879)	(90)	(969)
Balance, December 30, 2018	$224,489	$226,172	$69,600	$58,255	$1,790	$580,306

Accumulated amortization
Balance, December 31, 2017	$75,472	$1,108	$49,034	$32,711	$1,880	$160,205
Amortization	13,592	700	8,572	4,475	—	27,339
Disposals	—	—	—	(721)	(90)	(811)
Balance, December 30, 2018	$89,064	$1,808	$57,606	$36,465	$1,790	$186,733
Carrying amount, December 30, 2018	$135,425	$224,364	$11,994	$21,790	$—	$393,573

2017	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Non-compete agreements	Total

Cost
Balance, January 1, 2017	$205,531	$174,772	$59,498	$48,776	$1,880	$490,457
Additions	—	—	—	2,852	—	2,852
Additions through business acquisitions	18,958	51,400	—	—	—	70,358
Disposals	—	—	—	(1,857)	—	(1,857)
Balance, December 31, 2017	$224,489	$226,172	$59,498	$49,771	$1,880	$561,810

Accumulated amortization
Balance, January 1, 2017	$62,185	$125	$42,586	$29,528	$1,812	$136,236
Amortization	13,287	983	6,448	4,808	68	25,594
Disposals	—	—	—	(1,625)	—	(1,625)
Balance, December 31, 2017	$75,472	$1,108	$49,034	$32,711	$1,880	$160,205
Carrying amount, December 31, 2017	$149,017	$225,064	$10,464	$17,060	$—	$401,605
DEPRECIATION AND AMORTIZATION:

	2018	2017

Depreciation of property, plant and equipment (note 9)	$125,797	$136,233
Adjustment for the variation of depreciation of property, plant and equipment included in inventories at the beginning and end of the year	4,940	323
Depreciation of property, plant and equipment included in net earnings	130,737	136,556
Amortization of intangible assets, excluding software (note 10)	22,864	20,786
Amortization of software (note 10)	4,475	4,808
Depreciation and amortization included in net earnings	$158,076	$162,150

Disclosure of reconciliation of changes in intangible assets and goodwill	Goodwill:

	December 30, 2018	December 31, 2017

Balance, beginning of fiscal year	$226,571	$202,108
Goodwill acquired	692	24,087
Other	99	376
Balance, end of fiscal year	$227,362	$226,571

Disclosure of information for cash-generating units
Goodwill acquired through business acquisitions and trademarks with indefinite useful lives have been allocated to the Company's CGUs as follows:

December 30, 2018

Textile & Sewing:
Goodwill	$206,134
Indefinite life intangible assets	93,400
$299,534

Hosiery:
Goodwill	$21,228
Indefinite life intangible assets	129,272
$150,500